Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net loss	$ (1,356,773)	$ (265,842)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	282,373	250,604
Amortization of intangible assets	12,319
Amortization of right-of-use assets	5,548
Impairment loss on long-term investments	1,356,618
Provision of (recovery of) credit losses	3,907	(8,463)
Deferred income tax	6,493	(20,846)
Loss on disposal of property and equipment		7,087
Provision for contract costs impairment	13,165
Changes in operating assets and liabilities:
Accounts receivable	245,175	(248,980)
Other receivables-bank acceptance notes	(726,008)	(448,281)
Advances to suppliers	47,880	122,765
Other receivables	63	30,050
Inventories	(295,816)	(122,625)
Contract costs	44,766
Accounts payable	102,825	229,881
Advances from customers	(214,530)	(110,497)
Payroll payable	192,941	39,160
Taxes payable	420	(115,684)
Other payables	49,182
Amounts due to related parties	8,143	(1,527)
Change in operating lease liabilities	(5,744)
Net cash used in operating activities	(227,053)	(663,198)
Cash flows from investing activities
Purchase of property and equipment	(295,389)	(625,053)
Purchase of long-term investment		(2,478,000)
Prepayments for non-current assets		(56,227)
Net cash used in investing activities	(295,389)	(3,159,280)
Cash flows from financing activities
Proceeds from short-term loans	1,391,999	1,407,441
Repayment of short-term loans	(1,391,999)	(281,488)
Proceeds from third party loans	190,000
Proceeds from initial public offering, net		3,293,096
Payments of deferred offering costs		(264,949)
Net cash provided by financing activities	190,000	4,154,100
Effect of foreign exchange rate change on cash and cash equivalents	6,932	(6,452)
Net (decrease) increase in cash and cash equivalents	(325,510)	325,170
Cash and cash equivalents at the beginning of the period	2,080,715	1,056,236
Cash and cash equivalents at the end of the period	1,755,205	1,381,406
Supplemental disclosures of cash flow information:
Interest paid	22,425	15,749
Income taxes paid	112,129	$ 82,703
Non-cash investing activities:
Liabilities incurred for purchasing of property and equipment	$ 2,279